Investment in the Funds - Assets, Liabilities and Partners' Capital of Funds (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Total Assets	$ 10,922,485	$ 17,078,611
Total Liabilities	681,231	1,249,970
Total Partners' Capital	10,241,254	15,828,641	$ 24,560,884	$ 35,706,387
SECOR Master Fund [Member]
Investment Holdings [Line Items]
Total Assets	22,831,484	39,231,542
Total Liabilities	18,066,303	679,104
Total Partners' Capital	$ 4,765,181	$ 38,552,438